Expense Example - Class R and Class R4 - Transamerica Emerging Markets Opportunities	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	123	384	665	1,466	148	459	792	1,735